Business and Organization	6 Months Ended
Sep. 30, 2024
Business and Organization [Abstract]
BUSINESS AND ORGANIZATION
1.	BUSINESS AND ORGANIZATION

Metalpha Technology Holding Limited (“the Company”) was formed in the Cayman Islands on July 19, 2015. The Company operates through Metalpha Limited, a company incorporated in the British Virgin Islands. Metalpha Limited operates cryptocurrency derivative product services in Hong Kong.

Particulars of subsidiaries of the Company as of September 30, 2024 are as below:

	Place of incorporation	Issued share		Principal	Percentage of shareholding %
Company	and operation	capital		activities	Direct	Indirect
Sweet Lollipop Co., Ltd. (“Sweet Lollipop”)	British Virgin Islands	US$	50,000	Investment holding	100%	-
Metalpha Holding (HK) Limited (formerly known as “Long Yun International Holdings Limited”)	Hong Kong	HK$	10,000	Investment holding	-	100%
Meta Rich Limited	British Virgin Islands	US$	1	Investment holding	-	100%
LSQ Capital Limited	Hong Kong	HK$	2,000,000	Advising on securities and asset management	-	100%
Metalpha Limited	British Virgin Islands	US$	4,000,000	Proprietary trading of digital assets	-	100%
LSQ Investment Limited	Hong Kong	HK$	1	Inactive	-	100%
Metalpha Inc	Panama	US$	1	Inactive	-	100%
Metalpha PTE Limited	Singapore	US$	100	Inactive	-	100%